..........................
                                                            OMB Approval
                                                      ..........................
                                                      OMB Number: 3235-0006
                                                      Expires:   August 31, 2012
                                                      Estimated average burden
                                                      hours per response 23.5
                                                      ..........................

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.):     [  ] is a restatement.
                                      [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Lonestar Capital Management, LLC
Address:   One Maritime Plaza, Suite 1105
           San Francisco, CA 94111

Form 13F File Number: 28-11133

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Yedi Wong
Title:    Chief Financial Officer
Phone:    (415) 362-7677

Signature, Place, and Date of Signing:


/s/ Yedi Wong              San Francisco, CA               August 15, 2011
--------------
Yedi Wong

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                     FORM 13F SUMMARY PAGE
Report Summary:


Number of Other Included Managers:          0

Form 13F Information Table Entry Total:     50

Form 13F Information Table Value Total:     $538,857
                                            (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE

                                                         VALUE      SHARES/   SH/  PUT/ INVSTMT  OTHER        VOTING AUTHORITY
NAME OF ISSUER          TITLE OF CLASS         CUSIP    (x$1000)    PRN AMT   PRN  CALL DSCRETN MANAGERS   SOLE      SHARED     NONE
--------------          --------------       ---------   -------    -------   ---  ---- ------- --------   -----     ------     ----
A H BELO CORP                 COM CL A       001282102     3,632    488,107   SH          SOLE     NONE    488,107
AGNICO EAGLE MINES LTD        COM            008474108     6,313    100,000   SH          SOLE     NONE    100,000
AMDOCS LTD                    ORD            G02602103     6,078    200,000   SH          SOLE     NONE    200,000
AMERICAN EAGLE OUTFITTERS NE  COM            02553E106     3,825    300,000   SH          SOLE     NONE    300,000
ANADARKO PETE CORP            COM            032511107    15,352    200,000   SH          SOLE     NONE    200,000
ANN INC                       COM            035623107     1,305     50,000   SH          SOLE     NONE     50,000
AVIAT NETWORKS INC            COM            05366Y102     4,363  1,107,300   SH          SOLE     NONE  1,107,300
BABCOCK & WILCOX CO NEW       COM            05615F102     8,313    300,000   SH          SOLE     NONE    300,000
BANK OF AMERICA CORPORATION   COM            060505104    13,152     12,000   SH   CALL   SOLE     NONE     12,000
BITAUTO HLDGS LTD             SPONSORED ADS  091727107     2,340    300,000   SH          SOLE     NONE    300,000
CVR ENERGY INC                COM            12662P108     2,462    100,000   SH          SOLE     NONE    100,000
CANADIAN NAT RES LTD          COM            136385101     6,279    150,000   SH          SOLE     NONE    150,000
CHRISTOPHER & BANKS CORP      COM            171046105     1,150    200,000   SH          SOLE     NONE    200,000
CINCINNATI BELL INC NEW       COM            171871106    17,142  5,163,300   SH          SOLE     NONE  5,163,300
CITRIX SYS INC                COM            177376100    14,400    180,000   SH          SOLE     NONE    180,000
CLEARWATER PAPER CORP         COM            18538R103    20,484    300,000   SH          SOLE     NONE    300,000
DEX ONE CORP                  COM            25212W100     2,783  1,100,100   SH          SOLE     NONE  1,100,100
DISCOVERY COMMUNICATNS NEW    COM SER C      25470F302    31,597    864,500   SH          SOLE     NONE    864,500
DISH NETWORK CORP             CL A           25470M109     9,201    300,000   SH          SOLE     NONE    300,000
DYNEGY INC DEL                COM            26817G300     6,190  1,000,000   SH          SOLE     NONE  1,000,000
E M C CORP MASS               COM            268648102     7,439    270,000   SH          SOLE     NONE    270,000
E TRADE FINANCIAL CORP        COM NEW        269246401    22,080  1,600,000   SH          SOLE     NONE  1,600,000
ENERGY PARTNERS LTD           COM NEW        26270U303     1,528    103,200   SH          SOLE     NONE    103,200
GAP INC DEL                   COM            364760108    18,100  1,000,000   SH          SOLE     NONE  1,000,000
GOLDCORP INC NEW              COM            380956409    14,481    300,000   SH          SOLE     NONE    300,000
GRAPHIC PACKAGING HLDG CO     COM            388689101    15,481  2,845,800   SH          SOLE     NONE  2,845,800
INFOSYS TECHNOLOGIES LTD      SPONSORED ADR  456788108    32,615      5,000   SH    PUT   SOLE     NONE      5,000
INTERCLICK INC                COM NEW        458483203     2,796    351,200   SH          SOLE     NONE    351,200
ISHARES TR                    MSCI EMERG MKT 464287234    11,900      2,500   SH    PUT   SOLE     NONE      2,500
LIBERTY MEDIA CORP NEW        LIB STAR COM A 53071M708    13,167    175,000   SH          SOLE     NONE    175,000
LIZ CLAIBORNE INC             COM            539320101    21,400  4,000,000   SH          SOLE     NONE  4,000,000
MBIA INC                      COM            55262C100    17,380     20,000   SH    CALL  SOLE     NONE     20,000
MERCER INTL INC               COM            588056101    20,985  2,081,837   SH          SOLE     NONE  2,081,837
MOTOROLA SOLUTIONS INC        COM NEW        620076307     9,208    200,000   SH          SOLE     NONE    200,000
MOTOROLA SOLUTIONS INC        COM NEW        620076307    23,020      5,000   SH    CALL  SOLE     NONE      5,000
MURPHY OIL CORP               COM            626717102     7,879    120,000   SH          SOLE     NONE    120,000
NOAH HLDGS LTD                SPONSORED ADS  65487X102     2,555      2,273   SH    PUT   SOLE     NONE      2,273
NORDION INC                   COM            65563C105    13,688  1,250,000   SH          SOLE     NONE  1,250,000
NORTHERN OIL & GAS INC NEV    COM            665531109       828     37,400   SH          SOLE     NONE     37,400
PACER INTL INC TENN           COM            69373H106     3,894    824,900   SH          SOLE     NONE    824,900
PHOENIX COS INC NEW           COM            71902E109     2,460  1,000,000   SH          SOLE     NONE  1,000,000
POWERSHARES QQQ TRUST         UNIT SER 1     73935A104    14,263      2,500   SH    PUT   SOLE     NONE      2,500
RITE AID CORP                 COM            767754104    19,950 15,000,000   SH          SOLE     NONE 15,000,000
SONUS NETWORKS INC            COM            835916107     6,480  2,000,000   SH          SOLE     NONE  2,000,000
SOUTHERM UN CO NEW            COM            844030106     3,011     75,000   SH          SOLE     NONE     75,000
TERRA NOVA RTY CORP           COM            88102D103     6,433    848,700   SH          SOLE     NONE    848,700
TOLL BROTHERS INC             COM            889478103     7,093      3,420   SH    PUT   SOLE     NONE      3,420
XEROX CORP                    COM            984121103    15,615     15,000   SH    CALL  SOLE     NONE     15,000
YPF SOCIEDAD ANONIMA          SPON ADR CL D  984245100     2,703     60,000   SH          SOLE     NONE     60,000
YAHOO INC                     COM            984332106    24,064  1,600,000   SH          SOLE     NONE  1,600,000